EQ ADVISORS TRUSTSM

SUPPLEMENT DATED JUNE 21, 2013 TO THE PROSPECTUS DATED MAY 1, 2013, AS SUPPLEMENTED

This Supplement updates information contained in the Prospectus dated May 1, 2013, as supplemented, of EQ Advisors Trust (the “Trust”) regarding the Portfolios listed below (the “Portfolios”). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. You may obtain an additional copy of the Prospectus and/or a copy of the Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust’s website at www.axa-equitablefunds.com.

EQ/Global Multi-Sector Equity Portfolio

EQ/International Core PLUS Portfolio

EQ/Large Cap Core PLUS Portfolio

EQ/Large Cap Growth PLUS Portfolio

EQ/Large Cap Value PLUS Portfolio

EQ/Mid Cap Value PLUS Portfolio

EQ/Quality Bond PLUS Portfolio

The purpose of this Supplement is to provide you with information about: (i) investment strategy changes for the Portfolios; (ii) additional investment advisers for the Portfolios; and (iii) additional portfolio managers for the Portfolios.

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Information in the section of the Prospectus “About the Investment Portfolios” as it relates to the EQ/Global Multi-Sector Equity Portfolio, the EQ/International Core PLUS Portfolio, the EQ/Large Cap Core PLUS Portfolio, the EQ/Large Cap Growth PLUS Portfolio, the EQ/Large Cap Value PLUS Portfolio, the EQ/Mid Cap Value PLUS Portfolio, and the EQ/Quality Bond PLUS Portfolio is hereby deleted in its entirety and replaced with the following information: